Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years ended June 30,
	2019	2020	2020
	RMB	RMB	US$

Cash and cash equivalent	378,445	285,924	40,470
Restricted cash	51,823	2,970	420
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	430,268	288,894	40,890